Warrants (Details)	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Disclosure Of Warrants [Abstract]
Description of warrants for redemption	The Company may redeem the Public Warrants (except with respect to the warrants included in the Private Placement Units):• in whole and not in part;• at a price of $0.01 per warrant;• at any time during the exercise period;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.	The Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• at any time during the exercise period;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.